INCOME TAX - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets arising from:
-Accrued expenses	$ 8,982,660	$ 7,587,118
-Deferred income	177,383	213,086
-Property, Plant and Equipment	1,079,536	1,149,033
-Other non-current assets	190,440	158,607
-Tax loss carryforwards	3,120,172	4,300,813
Gross deferred income tax assets	13,550,191	13,408,657
Less: valuation allowance	(3,120,172)	(4,300,813)	$ (5,031,657)	$ (26,629,179)
Net deferred income tax assets	10,430,019	9,107,844
Deferred income tax liabilities arising from:
- Property, plant and equipment	(115,677)	(129,636)
- Intangible assets	(6,575,677)	(7,947,786)
- Land use rights	(529,090)	(552,602)
- Equity method investment	(830,779)	(497,489)
- Dividend withholding tax	(3,774,778)	(3,774,778)
Deferred income tax liabilities	(11,826,001)	(12,902,291)
Prepaid Expenses and Other Current Assets [Member]
Classification on consolidated balance sheets:
Deferred income tax assets, included in other non-current assets	10,430,019	9,107,844
Deferred income tax liabilities, included in other liabilities	$ (11,826,001)	$ (12,902,291)